Basis of Preparation - Summary of Impact on Statement of Financial Position upon Adoption of IFRS 16 (Detail) - Adoption of IFRS 16 [member] R$ in Millions	Jan. 01, 2019 BRL (R$)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Assets - Right of use	R$ 342
Liabilities - Obligations referring to operation leasing agreements	R$ (342)